OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME (Tables)	12 Months Ended
Dec. 31, 2016
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
Schedule of Other Current Assets

(in thousands of $)	2016	2015
Other receivables	2,457	2,716
Prepaid expenses	2,365	2,444
	4,822	5,160